BASIS OF PREPARATION OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Policies)	6 Months Ended
Jun. 30, 2018
BASIS OF PREPARATION OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
BASIS OF PREPARATION

BASIS OF PREPARATION

The interim condensed consolidated financial statements for the six and three-month periods ended June 30, 2018 have been prepared in accordance with IAS 34 Interim Financial Reporting.

The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual consolidated financial statements and should be read in conjunction with the Group’s audited annual consolidated financial statements as of and for the year ended December 31, 2017.

The preparation of these interim condensed consolidated financial statements has required management to apply accounting policies and methodologies based on complex and subjective judgments, estimates based on past experience and assumptions determined to be reasonable and realistic based on the related circumstances. The use of these judgements, estimates and assumptions affects the amounts reported in the statement of financial position, income statement, statement of cash flows, statement of changes in equity, as well as the notes. The final amounts for items for which estimates and assumptions were made in the consolidated financial statements may differ from those reported in these statements due to the uncertainties that characterize the assumptions and conditions on which the estimates are based.

NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE GROUP

NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE GROUP

The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements as of and for the year ended December 31, 2017.

A number of new and amended standards became effective as of January 1, 2018, the impact of which is described below. The Group has not early adopted any other standards, interpretations or amendments that have been issued but have not yet become effective.

New accounting standards in 2018

The following table presents the transitional impact that adoption of IFRS 9, ‘Financial Instruments’ (“IFRS 9”) and IFRS 15, ‘Revenue from contracts with customers’  (“IFRS 15”) have had on the opening balance sheet of the Group, as of January 1, 2018. Further details regarding the impact of IFRS 9 and IFRS 15 can be found below.

	Opening balance sheet	Impact of IFRS 9		Impact of IFRS 15
		Classification and measurement	Impairment	Revenue and contract costs	Adjusted opening balance sheet

Assets
Non-current assets
Investments in joint ventures and associates	1,921	(25)	(10)	38	1,924
Deferred tax assets	272	—	2	(12)	262
Other financial assets
Available for sale	18	(18)	—	—	—
Fair value through other comprehensive income	—	18	—	—	18
Other assets	199	—	—	93 *	292

Current assets
Trade and other receivables
Trade and other receivables, gross	914	—	—	—	914
Allowance for doubtful debt	(169)	—	(14)		(183)

Other financial assets
Available for sale	53	(53)	—	—	—
Fair value through profit or loss		20			20
Fair value through other comprehensive income	—	33	—	—	33
Other assets	394	—	—	(4)	390

Equity
Equity attributable to equity owners of the parent	4,352	(25)	(16)	87	4,398
Non-controlling interests	(425)	—	(4)	15	(414)

Liabilities
Other liabilities (current)	1,346	—	—	(1)	1,345
Deferred tax liabilities	376	—	(2)	14	388

* Capitalization of incremental costs incurred in acquiring a contract with a customer.

IFRS 15 ‘Revenue from contracts with customers’

IFRS 15 replaces IAS 18 ‘Revenue’ and IAS 11 ‘Construction contracts’ and related interpretations. IFRS 15 addresses revenue recognition for contracts with customers, as well as treatment of incremental costs incurred to obtain a contract with a customer, described in more detail below.

Revenue recognition

Due to the nature of the Group’s existing product offerings (i.e. prevailing pre-paid service offerings), as well as the Group’s existing accounting policies, the impact of IFRS 15 on revenue recognition by the Group will be immaterial.

Costs of obtaining a contract with customer

Under IFRS 15, certain incremental costs incurred in acquiring a contract with a customer (“contract costs”), which previously did not qualify for recognition as an asset under any of the other accounting standards, are deferred in the consolidated statement of financial position. Such costs relate primarily to commissions paid to third-party dealers and are amortized as revenue is recognized under the related contract, within the ‘Selling, general and administrative expenses’ line item within the income statement.

The Group applies the practical expedient available in IFRS 15 for contract costs for which the amortization would have been shorter than 12 months. Such costs relate primarily to commissions paid to third-party dealers upon top-up of prepaid credit by customers and sale of top-up cards.

The impact of capitalizing contract costs upon implementation of IFRS 15 is shown in the table earlier in this Note.

Transition

The standard is effective for annual periods beginning on or after January 1, 2018. The Group has adopted the standard using the modified retrospective approach, which means that the cumulative impact of the adoption has been recognized in retained earnings as of January 1, 2018 and that comparatives have not been restated.

The impact that adoption of IFRS 15 has had on the opening balance sheet of the Group, as of January 1, 2018, is shown in the table presented earlier in this Note.

IFRS 9 ‘Financial instruments’

IFRS 9 replaces IAS 39 ‘Financial instruments: Recognition and Measurement’ (“IAS 39”). IFRS 9 impacts the Group’s classification and measurement of financial instruments, impairment of financial assets and hedge accounting, described in more detail below.

Classification and measurement

The new standard requires the Company to assess the classification of financial assets on its balance sheets in accordance with the cash flow characteristics of the financial assets and the relevant business model that the Company has for a specific class of financial assets.

IFRS 9 no longer has an “Available-for-sale” classification for financial assets. The new standard has different requirements for debt or equity financial assets.

Debt instruments should be classified and measured either at:

•	Amortized cost, where the effective interest rate method will apply;

•	Fair value through other comprehensive income, with subsequent recycling to the income statement upon disposal of the financial asset; or

•	Fair value through profit or loss.

Investments in equity instruments, other than those to which consolidation or equity accounting apply, should be classified and measured either at:

•	Fair value through other comprehensive income, with no subsequent recycling to the income statement upon disposal of the financial asset; or

•	Fair value through profit or loss.

The Company continues to initially measure financial assets at its fair value plus transaction cost upon initial recognition, except for financial assets measured at fair value through profit and loss, consistent with current practices. The classification for the majority of financial assets has not been impacted by the transition to IFRS 9 on January 1, 2018. The reclassifications upon transition to IFRS 9 are shown in the table presented earlier in this Note.

Impairment (allowance for doubtful debt)

IFRS 9 introduces the Expected Credit Loss model, which replaces the incurred loss model of IAS 39 whereby an allowance for doubtful debt was required only in circumstances where a loss event has occurred. By contrast, the Expected Credit Loss model requires the Company to recognize an allowance for doubtful debt on all financial assets carried at amortized cost (including, for example, ‘Trade receivables’), as well as debt instruments classified as financial assets carried at fair value through other comprehensive income (for example, government bonds held for liquidity purposes), since initial recognition, irrespective whether a loss event has occurred.

As a result, the allowance for doubtful debt of the Company has increased upon implementation of IFRS 9 on January 1, 2018. The impact of applying the Expected Credit Loss model is shown in the table earlier in this Note.

Hedge Accounting

IFRS 9 allows for more possibilities for the Company to apply hedge accounting (for example, risk components of non-financial assets or liabilities may be designated as part of a hedging relationship). In addition, the requirements of the standard have been more closely aligned with the Company’s risk management policies and hedge effectiveness will be measured prospectively.

Transition

The Group has adopted the standard using the modified retrospective approach for classification and measurement and impairment. This means that the cumulative impact of the adoption has been recognized in retained earnings as of January 1, 2018 and that comparatives are not restated.

All hedge accounting relationships existing as of January 1, 2018 have been continued under IFRS 9.

The Company has retrospectively adopted the cost of hedging approach for foreign currency basis spreads existing in cross-currency interest rate swaps used in a hedging relationship, the impact of which is immaterial to the consolidated financial results and position of the Group.

NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS NOT YET ADOPTED BY THE GROUP

NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS NOT YET ADOPTED BY THE GROUP

IFRS 16 ‘Leases’

IFRS 16 replaces the IAS 17 Leases, the current lease accounting standard and will become effective on January 1, 2019. The new lease standard will require assets leased by the Company to be recognized on the statement of financial position of the Company with a corresponding liability. The Company is in the process of assessing the impact of IFRS 16, which is expected to be material, on the consolidated income statement and consolidated financial position upon adoption in 2019.

IFRIC 23 ‘Uncertainty over income tax treatments’

The Interpretation clarifies the application of recognition and measurement requirements in IAS 12 ‘Income Taxes’ when there is uncertainty over income tax treatments. The Group has yet to assess the impact of IFRIC 23, which may be material to the consolidated income statement and consolidated financial position upon adoption in 2019.